Note 19 - Share-based Compensation (Details) - Stock Options Outstanding (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 19 - Share-based Compensation (Details) - Stock Options Outstanding [Line Items]
Options outstanding	82,247,600	131,729,497	133,161,231	37,111,101
Weighted average exercise price in RMB (in Yuan Renminbi per share)	1.90	1.92	1.92	1.99
Options Exercisable	65,234,609
Options 2012 Plan G [Member]
Note 19 - Share-based Compensation (Details) - Stock Options Outstanding [Line Items]
Options outstanding	45,876,692
Weighted average remaining contractual life (Years)	7 years 109 days
Weighted average exercise price in RMB (in Yuan Renminbi per share)	0.006
Options Exercisable	29,663,817
Options 2012 Plan H [Member]
Note 19 - Share-based Compensation (Details) - Stock Options Outstanding [Line Items]
Options outstanding	1,370,428
Weighted average remaining contractual life (Years)	7 years 109 days
Weighted average exercise price in RMB (in Yuan Renminbi per share)	0.006
Options Exercisable	570,312
Options 2009 Plan [Member]
Note 19 - Share-based Compensation (Details) - Stock Options Outstanding [Line Items]
Options outstanding	7,000,000
Weighted average remaining contractual life (Years)	3 years
Weighted average exercise price in RMB (in Yuan Renminbi per share)	2.30
Options Exercisable	7,000,000
Options 2008 Plan [Member]
Note 19 - Share-based Compensation (Details) - Stock Options Outstanding [Line Items]
Options outstanding	28,000,480
Weighted average remaining contractual life (Years)	3 years
Weighted average exercise price in RMB (in Yuan Renminbi per share)	1.90
Options Exercisable	28,000,480